Shareholder Report, Average Annual Return (Details) B402067_Direxion Daily Industrials Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Industrials Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Industrials Bull 3X Shares NAV
Average Annual Return, Percent	30.04%	34.97%	15.64%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.08%
Industrial Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Industrial Select Sector Index
Average Annual Return, Percent	17.71%	17.27%	12.53%